Related party transactions - Key management's remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salaries and other short-term employee benefits	$ 3,776	$ 3,500	$ 3,333
Post-employment benefits - contributions to defined contribution plans and share-based payment	1,848	1,692	1,859
Directors' fees	555	585	376
Key management's remuneration	$ 6,179	$ 5,777	$ 5,568